Vista Outdoor Inc. - 10-Q Restructuring (Accrual Rollforward) (Details) - GEAR Up restructuring costs - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4,438
Charges	3,191	$ 8,279	$ 8,279	$ 0
Payments	(7,691)
Ending balance		4,438	4,438
Ending balance	62
Employee severance and related expenses
Restructuring Reserve [Roll Forward]
Beginning balance	5,399
Charges	416	6,056	6,056	0
Payments	(3,564)
Ending balance	2,251	5,399	5,399
Professional fees
Restructuring Reserve [Roll Forward]
Beginning balance	(968)
Charges	967	1,720	1,720	0
Payments	(2,744)
Ending balance	2,745	968	968
Contract termination costs
Restructuring Reserve [Roll Forward]
Beginning balance	0
Charges	1,630
Payments	(1,198)
Ending balance	432	0	0
Other
Restructuring Reserve [Roll Forward]
Beginning balance	7
Charges	178	68	68	$ 0
Payments	(185)
Ending balance	$ 0	$ 7	$ 7